Financial instruments and risk management - Changes in credit loss impairment (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning balance	$ 719	$ 1,007
Write-offs	(1,667)	(663)
Expected credit losses	2,001	375
Ending balance	$ 1,053	$ 719